Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 12:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss), net of taxes, for the year ended December 31, 2021:

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total

Beginning balance	$1,933	$-	$800	$2,733
Other comprehensive income before reclassifications	(2,423)	415		(2,008)
Amounts reclassified from accumulated other comprehensive income	(32)	(122)	-	(154)

Net current period other comprehensive income	(2,455)	293	-	(2,162)

Ending Balance	$(522)	$293	$800	$571